Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Mar. 01, 2018	Feb. 28, 2018	Feb. 28, 2017
Equity [Abstract]
ASU 2016-1 Adoption - change in fair value equity securities to investment income	$ 8
Adoption 2016-1 Change in fair value of debenture from instrument-specific credit risk		$ 14
Accumulated net unrealized gains on available-for-sale investments	2		$ (7)	$ (4)
Accumulated net unrealized gains (losses) on derivative instruments designated as cash flow hedges	0		(1)	0
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	(7)		(1)	(13)
Accumulated Other Comprehensive Income (Loss), Financial Liability, Fair Value Option, after Tax	(14)		0	0
Accumulated losses associated with post employment benefits	(1)		(1)	0
Accumulated other comprehensive income (loss)	$ (20)		$ (10)	$ (17)